PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation For Assets Measure At Fair Value Using Level 3 (Details) - Int'l - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ 71.1	$ (51.1)
Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the year	30.5
Net realized and unrealized gain	0.7
Purchases	2.8
Settlements	(1.4)
Impact of changes in foreign currency exchange rates	3.1
Balance at the end of the year	$ 35.7	$ 30.5